SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Number of Options, Outstanding, Beginning Balance | shares	5,114,449	5,326,034	4,446,373
Historical Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 3.30	$ 4.30	$ 5.80
Number of Options, Expired/cancelled | shares	(166,438)	(828,794)	(870,781)	[1]
Historical Weighted Average Exercise Price, Expired/cancelled | $ / shares	$ 3.40	$ 10.20	$ 9.00	[1]
Number of Options, Exercised | shares	(1,001,519)	(330,284)	(28,125)
Historical Weighted Average Exercise Price, Exercised | $ / shares	$ 3.00	$ 2.40	$ 2.20
Number of Options, Granted | shares	1,013,125	947,493	1,778,567
Historical Weighted Average Exercise Price, Granted | $ / shares	$ 8.50	$ 3.60	$ 2.70
Number of Options, Outstanding, Ending Balance | shares	4,959,617	5,114,449	5,326,034
Historical Weighted Average Exercise Price, Ending Balance | $ / shares	$ 4.40	$ 3.30	$ 4.30

[1]	227,719 cancelled options related to staff employed at DenseLight